Note 11 - Stockholders' Equity (Details) - USD ($)												1 Months Ended						4 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Nov. 12, 2015	Nov. 02, 2015	Oct. 13, 2015	Aug. 27, 2015	Jul. 31, 2015	Jan. 20, 2015	Jan. 16, 2015	Dec. 10, 2014	Mar. 31, 2014	Mar. 26, 2014	Jan. 23, 2014	Apr. 30, 2014	Apr. 17, 2014	Apr. 16, 2014	Apr. 16, 2014	Mar. 31, 2014	Feb. 26, 2014	Apr. 10, 2015	Jun. 30, 2015	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014		Dec. 31, 2013	Jun. 09, 2015	Oct. 25, 2014	Aug. 11, 2014	Jul. 08, 2014	Jun. 18, 2014	Jun. 04, 2014	Mar. 21, 2014	Mar. 11, 2014	Sep. 19, 2013	May. 13, 2013	Jan. 24, 2013	Apr. 13, 2011
Note 11 - Stockholders' Equity (Details) [Line Items]
Shares of Capital Stock Authorized under Certificate of Incorporation																				1,251,000,000		501,000,000
Common Stock, Shares Authorized																				1,250,000,000		500,000,000	[1]	500,000,000	1,250,000,000								500,000,000			500,000,000
Preferred Stock, Shares Authorized																				1,000,000		1,000,000
Temporary Equity, Par or Stated Value Per Share (in Dollars per share)																					$ 0.001
Preferred Stock, Shares Outstanding																					0											0
Common Stock, Subscription Period								18 years
Preferred Stock, Dividend Rate, Percentage																					4.00%
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs (in Dollars)																						$ 36,618		$ 40,602
Equity Purchase Agreement Initial Takedown Request Submitted Amount (in Dollars)		$ 100,000
Southridge Partners II, LP [Member]
Note 11 - Stockholders' Equity (Details) [Line Items]
Common Stock, Shares Subscribed but Unissued																											3,200,000				35,000,000
Initial Take-Down Request, Amount (in Dollars)										$ 300,000																			$ 100,000	$ 100,000
Stock Issued During Period, Shares, New Issues	84,113,042	56,860,050								12,541,806		500,000			44,079,800	500,000
Proceeds from Issuance of Common Stock (in Dollars)		$ 205,000							$ 100,000					$ 200,000
Additional Take-Down Request, Amount (in Dollars)																										$ 52,000		$ 125,000	$ 100,000	$ 100,000
Shares Issued, Price Per Share (in Dollars per share)	$ 0.0131	$ 0.00361												$ 0.02	$ 0.02
Debt Issuance Costs, Placement Fee, Number of Securities														1,000,000	1,000,000				1,000,000
Common Stock, Subscription Period								18 years			18 years
Debt Issuance Costs, Commitment Fee, Number of Securities								1,000,000
Debt Issuance Costs, Commitment Fee, Amount (in Dollars)								$ 17,900
Commmon Stock, Equity Purchase Agreement, Committment To Be Purchased, Value (in Dollars)								$ 5,000,000			$ 5,000,000
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs (in Dollars)																			$ 16,500	$ 16,500
Registration Statement Common Stock Shares Registered					150,000,000
Equity Purchase Agreement Initial Takedown Request Submitted Amount (in Dollars)				$ 100,000
Series A Preferred Stock [Member]
Note 11 - Stockholders' Equity (Details) [Line Items]
Preferred Stock, Shares Authorized																					2,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)																					$ 0.001
Series B Preferred Stock [Member]
Note 11 - Stockholders' Equity (Details) [Line Items]
Preferred Stock, Shares Authorized																					4,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)																					$ 0.001	$ 0.001		$ 0.001
Preferred Stock, Shares Outstanding																						0		467
Series C Preferred Stock [Member]
Note 11 - Stockholders' Equity (Details) [Line Items]
Temporary Equity, Shares Authorized																					1,175
Temporary Equity, Par or Stated Value Per Share (in Dollars per share)																					$ 0.001	$ 0.001		$ 0.001
Preferred Stock, Shares Outstanding																																		260	720
Series D Preferred Stock [Member]
Note 11 - Stockholders' Equity (Details) [Line Items]
Temporary Equity, Shares Authorized																					1,180
Temporary Equity, Par or Stated Value Per Share (in Dollars per share)																					$ 0.001	$ 0.001		$ 0.001
Upon Effectiveness of Registration Statement [Member] | Southridge Partners II, LP [Member]
Note 11 - Stockholders' Equity (Details) [Line Items]
Stock Issued During Period, Shares, New Issues							500,000															500,000
Shares Issued, Price Per Share (in Dollars per share)							$ 0.0169
First Draw Down Notice [Member] | Southridge Partners II, LP [Member]
Note 11 - Stockholders' Equity (Details) [Line Items]
Stock Issued During Period, Shares, New Issues						500,000																500,000
Shares Issued, Price Per Share (in Dollars per share)						$ 0.0161
Subsequent Event [Member]
Note 11 - Stockholders' Equity (Details) [Line Items]
Stock Issued During Period, Shares, New Issues	56,860,050																	53,781,201
Proceeds from Issuance of Common Stock (in Dollars)	$ 205,000																	$ 780,000
Shares Issued, Price Per Share (in Dollars per share)	$ 0.00361																	$ 0.013
Subsequent Event [Member] | Southridge Partners II, LP [Member]
Note 11 - Stockholders' Equity (Details) [Line Items]
Stock Issued During Period, Shares, New Issues	84,113,042
Proceeds from Issuance of Common Stock (in Dollars)	$ 1,100,000	$ 100,000	$ 100,000
Shares Issued, Price Per Share (in Dollars per share)	$ 0.0131
Registration Statement Common Stock Shares Registered					150,000,000
Equity Purchase Agreement Initial Takedown Request Submitted Amount (in Dollars)			$ 100,000
ASC Recap LLC [Member]
Note 11 - Stockholders' Equity (Details) [Line Items]
Litigation Settlement, Amount (in Dollars)													$ 250,000				$ 250,000
Settled [Member] | ASC Recap LLC [Member]
Note 11 - Stockholders' Equity (Details) [Line Items]
Stock Issued During Period, Shares, Other													8,079,800
Settled Litigation [Member] | ASC Recap LLC [Member]
Note 11 - Stockholders' Equity (Details) [Line Items]
Stock Issued During Period, Shares, Other												8,079,800	8,079,800
Shares Issued, Price Per Share (in Dollars per share)												$ 0.031
Maximum [Member]
Note 11 - Stockholders' Equity (Details) [Line Items]
Common Stock, Subscription Period								18 months
Maximum [Member] | Southridge Partners II, LP [Member]
Note 11 - Stockholders' Equity (Details) [Line Items]
Initial Take-Down Request, Amount (in Dollars)																												$ 125,000
Common Stock, Value, Subscriptions (in Dollars)								$ 5,000,000
Maximum [Member] | Southridge Partners II, LP [Member]
Note 11 - Stockholders' Equity (Details) [Line Items]
Common Stock, Value, Subscriptions (in Dollars)								$ 5,000,000

[1]	The condensed consolidated balance sheet as of December 31, 2014 has been derived from the audited consolidated financial statements as of that date.